SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical)	3 Months Ended
Mar. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Vehicle note payable, monthly installments	$ 799
Vehicle note payable, interest rate	6.99%
Vehicle Note Payable [Member]
Short-Term Debt [Line Items]
Vehicle note payable	$ 40,248